INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax expense or benefit	$ 0	$ 0	$ 0	$ 0